Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	VanEck ETF Trust
Entity Central Index Key	0001137360
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
C000101627
Shareholder Report [Line Items]
Fund Name	VanEck CEF Muni Income ETF
Class Name	VanEck CEF Muni Income ETF
Trading Symbol	XMPT
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck CEF Muni Income ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investmentFootnote Reference(a)
VanEck CEF Muni Income ETF	$21	0.41%Footnote Reference(b)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
Footnote(b)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%	[1]
AssetsNet	$ 190,397,125
Holdings Count | Holding	51
Advisory Fees Paid, Amount	$ 349,171
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$190,397,125 Number of Portfolio Holdings51 Portfolio Turnover Rate4% Advisory Fees Paid$349,171
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		0.3%
Municipal Closed-End Funds		99.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Nuveen AMT-Free Quality Municipal Income Fund	8.1%
Nuveen Quality Municipal Income Fund	7.9%
Nuveen AMT-Free Municipal Credit Income Fund	7.6%
Nuveen Municipal Credit Income Fund	6.9%
BlackRock Municipal 2030 Target Term Trust	5.7%
Nuveen Municipal Value Fund, Inc.	5.1%
PIMCO Municipal Income Fund II	3.4%
BlackRock MuniYield Quality Fund, Inc.	2.9%
BlackRock MuniYield Quality Fund III, Inc.	2.6%
Nuveen Municipal High Income Opportunity Fund	2.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112445
Shareholder Report [Line Items]
Fund Name	VanEck Emerging Markets High Yield Bond ETF
Class Name	VanEck Emerging Markets High Yield Bond ETF
Trading Symbol	HYEM
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Emerging Markets High Yield Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Emerging Markets High Yield Bond ETF	$21	0.40%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[2]
AssetsNet	$ 439,830,487
Holdings Count | Holding	513
Advisory Fees Paid, Amount	$ 821,815
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$439,830,487 Number of Portfolio Holdings513 Portfolio Turnover Rate22% Advisory Fees Paid$821,815
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		3.2%
Other Investments		0.3%
Real Estate		2.4%
Government		2.8%
Healthcare		3.6%
Consumer Cyclicals		3.8%
Technology		3.9%
Consumer Non-Cyclicals		4.1%
Utilities		7.4%
Industrials		9.5%
Basic Materials		10.8%
Energy		18.4%
Financials		29.8%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Provincia de Buenos Aires, 6.62%, 9/1/2037	1.6%
Samarco Mineracao SA, 9.50%, 6/30/2031	0.8%
Grupo Nutresa SA, 9.00%, 5/12/2035	0.6%
Grupo Nutresa SA, 8.00%, 5/12/2030	0.6%
First Quantum Minerals Ltd., 9.38%, 3/1/2029	0.6%
Teva Pharmaceutical Finance Netherlands III BV, 4.10%, 10/1/2046	0.6%
Ecopetrol SA, 8.88%, 1/13/2033	0.5%
Digicel International Finance Ltd. / Difl US LLC, 8.62%, 8/1/2032	0.5%
Latam Airlines Group SA, 7.88%, 4/15/2030	0.5%
Petroleos del Peru SA, 5.62%, 6/19/2047	0.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000112461
Shareholder Report [Line Items]
Fund Name	VanEck Fallen Angel High Yield Bond ETF
Class Name	VanEck Fallen Angel High Yield Bond ETF
Trading Symbol	ANGL
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Fallen Angel High Yield Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Fallen Angel High Yield Bond ETF	$13	0.26%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.26%	[3]
AssetsNet	$ 3,085,830,578
Holdings Count | Holding	119
Advisory Fees Paid, Amount	$ 3,743,592
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,085,830,578 Number of Portfolio Holdings119 Portfolio Turnover Rate25% Advisory Fees Paid$3,743,592
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		2.4%
Other Investments		1.0%
Utilities		1.2%
Healthcare		4.0%
Industrials		4.6%
Financials		7.2%
Energy		8.2%
Real Estate		8.5%
Technology		13.6%
Basic Materials		16.0%
Consumer Cyclicals		33.3%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Vodafone Group PLC, 7.00%, 4/4/2079	3.6%
Nissan Motor Co. Ltd., 4.34%, 9/17/2027	3.4%
Nissan Motor Co. Ltd., 4.81%, 9/17/2030	3.3%
Entegris, Inc., 4.75%, 4/15/2029	2.7%
Celanese US Holdings LLC, 6.67%, 7/15/2027	2.3%
Dresdner Funding Trust I, 8.15%, 6/30/2031	1.9%
Celanese US Holdings LLC, 6.85%, 11/15/2028	1.6%
Celanese US Holdings LLC, 7.20%, 11/15/2033	1.6%
Resorts World Las Vegas LLC / RWLV Capital, Inc., 4.62%, 4/16/2029	1.5%
Celanese US Holdings LLC, 7.05%, 11/15/2030	1.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000176891
Shareholder Report [Line Items]
Fund Name	VanEck Green Bond ETF
Class Name	VanEck Green Bond ETF
Trading Symbol	GRNB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Green Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Green Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[4]
AssetsNet	$ 157,610,490
Holdings Count | Holding	473
Advisory Fees Paid, Amount	$ 138,643
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$157,610,490 Number of Portfolio Holdings473 Portfolio Turnover Rate11% Advisory Fees Paid$138,643
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.7%
Other Investments		1.2%
Energy		1.3%
Consumer Non-Cyclicals		1.7%
Mortgage Securities		2.5%
Industrials		2.8%
Consumer Cyclicals		4.9%
Technology		5.2%
Basic Materials		5.8%
Real Estate		7.7%
Government		11.8%
Utilities		21.0%
Financials		32.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

European Investment Bank, 3.75%, 2/14/2033	1.5%
European Investment Bank, 4.38%, 10/10/2031	1.2%
WULF Compute LLC, 7.75%, 10/15/2030	1.0%
Kreditanstalt fuer Wiederaufbau, 1.00%, 10/1/2026	0.9%
Turkiye Government International Bond, 9.12%, 7/13/2030	0.8%
Kreditanstalt fuer Wiederaufbau, 4.38%, 2/28/2034	0.6%
JPMorgan Chase & Co., 6.07%, 10/22/2027	0.6%
Ford Motor Co., 3.25%, 2/12/2032	0.6%
Gaci First Investment Co., 4.88%, 2/14/2035	0.6%
Kreditanstalt fuer Wiederaufbau, 1.75%, 9/14/2029	0.6%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053010
Shareholder Report [Line Items]
Fund Name	VanEck High Yield Muni ETF
Class Name	VanEck High Yield Muni ETF
Trading Symbol	HYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck High Yield Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck High Yield Muni ETF	$16	0.32%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[5]
AssetsNet	$ 3,588,318,859
Holdings Count | Holding	1,772
Advisory Fees Paid, Amount	$ 5,428,980
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$3,588,318,859 Number of Portfolio Holdings1,772 Portfolio Turnover Rate13% Advisory Fees Paid$5,428,980
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		3.0%
Miscellaneous		1.8%
Transportation		2.2%
State GO		3.0%
Utilities		3.0%
Tobacco		3.1%
Multi-Family Housing		3.2%
Leasing COPS & Appropriations		3.6%
Power		3.8%
Airport		4.2%
Toll & Turnpike		4.5%
Local GO		7.6%
Health		8.3%
Education		9.2%
Tax		10.2%
Hospitals		11.2%
Industrial Development Revenue		16.7%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 9.50%, 1/1/2065	1.0%
Buckeye Tobacco Settlement Financing Authority, 5.00%, 6/1/2055	1.0%
Puerto Rico Sales Tax Financing Corp., 4.33%, 7/1/2040	0.8%
Puerto Rico Sales Tax Financing Corp., 4.75%, 7/1/2053	0.7%
City of Houston, Texas Airport System Special Facilities, United Airlines, Inc., 4.00%, 7/15/2041	0.6%
Arkansas Development Finance Authority, Environmental Improvement, United States Steel Corporation Project, 5.45%, 9/1/2052	0.6%
Florida Development Finance Corp., Brightline Florida Passenger Rail Project, 5.25%, 7/1/2053	0.6%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/2058	0.5%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	0.5%
New York Transportation Development Corp., LaGuardia Airport Terminal B Redevelopment Project, 5.00%, 7/1/2046	0.5%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000088892
Shareholder Report [Line Items]
Fund Name	VanEck IG Floating Rate ETF
Class Name	VanEck IG Floating Rate ETF
Trading Symbol	FLTR
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck IG Floating Rate ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck IG Floating Rate ETF	$7	0.14%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.14%	[6]
AssetsNet	$ 2,570,938,663
Holdings Count | Holding	405
Advisory Fees Paid, Amount	$ 1,754,344
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,570,938,663 Number of Portfolio Holdings405 Portfolio Turnover Rate38% Advisory Fees Paid$1,754,344
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.1%
Other Investments		1.6%
Healthcare		1.2%
Technology		1.8%
Energy		1.8%
Industrials		3.0%
Consumer Cyclicals		4.5%
Financials		85.0%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Commonwealth Bank of Australia, 4.97%, 3/14/2030	1.4%
HSBC Holdings PLC, 5.86%, 5/13/2031	1.2%
Sumitomo Mitsui Trust Bank Ltd., 5.16%, 3/13/2030	0.9%
Morgan Stanley Bank NA, 5.03%, 7/14/2028	0.9%
Macquarie Bank Ltd., 4.90%, 6/12/2028	0.9%
Mitsubishi UFJ Financial Group, Inc., 5.31%, 9/12/2031	0.9%
Morgan Stanley Private Bank NA, 4.87%, 7/6/2028	0.9%
Australia & New Zealand Banking Group Ltd., 4.76%, 6/18/2028	0.9%
Australia & New Zealand Banking Group Ltd., 5.00%, 12/16/2029	0.8%
Sumitomo Mitsui Financial Group, Inc., 5.30%, 7/8/2031	0.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053007
Shareholder Report [Line Items]
Fund Name	VanEck Intermediate Muni ETF
Class Name	VanEck Intermediate Muni ETF
Trading Symbol	ITM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Intermediate Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Intermediate Muni ETF	$9	0.18%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%	[7]
AssetsNet	$ 2,065,222,592
Holdings Count | Holding	1,316
Advisory Fees Paid, Amount	$ 1,752,518
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$2,065,222,592 Number of Portfolio Holdings1,316 Portfolio Turnover Rate5% Advisory Fees Paid$1,752,518
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.3%
Other Investments		1.3%
Single Family Housing		1.0%
Airport		1.5%
Multi-Family Housing		1.7%
Miscellaneous		2.3%
Leasing COPS & Appropriations		3.7%
Utilities		4.6%
Transportation		5.0%
Toll & Turnpike		5.3%
Water & Sewer		6.8%
Power		7.4%
Hospitals		7.5%
Education		8.1%
Tax		13.7%
Local GO		14.3%
State GO		14.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

New Jersey Educational Facilities Authority, 5.00%, 7/1/2064	0.6%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 8/1/2055	0.5%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 2/1/2055	0.5%
State of California, Various Purpose, 4.00%, 3/1/2036	0.5%
Connecticut State Health & Educational Facilities Authority, 5.00%, 7/1/2064	0.4%
California Community Choice Financing Authority, Clean Energy Project, 5.00%, 1/1/2056	0.4%
State of California, Various Purpose, 5.25%, 8/1/2032	0.3%
New York City Municipal Water Finance Authority, 5.00%, 6/15/2034	0.3%
California Housing Finance Agency, 3.75%, 3/25/2035	0.3%
National Finance Authority, Municipal Certificates, 4.17%, 1/20/2041	0.3%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053008
Shareholder Report [Line Items]
Fund Name	VanEck Long Muni ETF
Class Name	VanEck Long Muni ETF
Trading Symbol	MLN
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Long Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Long Muni ETF	$12	0.24%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.24%	[8]
AssetsNet	$ 640,526,639
Holdings Count | Holding	652
Advisory Fees Paid, Amount	$ 661,933
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$640,526,639 Number of Portfolio Holdings652 Portfolio Turnover Rate4% Advisory Fees Paid$661,933
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		2.0%
Multi-Family Housing		1.6%
Miscellaneous		2.0%
Utilities		2.6%
Airport		3.4%
Power		3.9%
Leasing COPS & Appropriations		4.2%
Transportation		4.8%
Toll & Turnpike		5.6%
Single Family Housing		6.0%
Education		6.4%
State GO		7.2%
Water & Sewer		7.8%
Hospitals		11.6%
Tax		14.0%
Local GO		15.5%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

City of New York, 5.00%, 9/1/2048	0.8%
North Carolina Turnpike Authority, Triangle Expressway System, 5.00%, 1/1/2058	0.5%
Texas Transportation Finance Corporation, 5.50%, 10/1/2055	0.5%
City of Los Angeles Department of Airports, 5.25%, 5/15/2051	0.5%
State of Ohio, 5.00%, 5/1/2045	0.5%
New York State Dormitory Authority, 5.00%, 3/15/2045	0.5%
City of New York, 5.00%, 10/1/2045	0.5%
Commonwealth of Massachusetts, 5.00%, 8/1/2050	0.5%
City of San Antonio, Texas Electric & Gas Systems, 5.00%, 2/1/2054	0.5%
Geisinger Authority, Health System, 5.00%, 4/1/2050	0.4%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000221911
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Class Name	VanEck Moody's Analytics BBB Corporate Bond ETF
Trading Symbol	MBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Moody's Analytics BBB Corporate Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics BBB Corporate Bond ETF	$13	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[9]
AssetsNet	$ 8,741,802
Holdings Count | Holding	209
Advisory Fees Paid, Amount	$ 10,885
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$8,741,802 Number of Portfolio Holdings209 Portfolio Turnover Rate31% Advisory Fees Paid$10,885
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.8%
Basic Materials		1.2%
Real Estate		2.9%
Industrials		4.5%
Healthcare		5.6%
Utilities		6.5%
Energy		6.9%
Consumer Cyclicals		13.1%
Consumer Non-Cyclicals		15.1%
Technology		20.2%
Financials		22.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/2045	1.7%
McDonald's Corp., 2.12%, 3/1/2030	1.6%
Verizon Communications, Inc., 2.55%, 3/21/2031	1.6%
Verizon Communications, Inc., 4.33%, 9/21/2028	1.4%
Societe Generale SA, 2.80%, 1/19/2028	1.1%
Oracle Corp., 5.38%, 7/15/2040	1.1%
Marriott International, Inc., 3.50%, 10/15/2032	1.1%
Lowe's Cos, Inc., 2.62%, 4/1/2031	1.1%
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030	1.0%
Pacific Gas and Electric Co., 4.50%, 7/1/2040	1.0%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000221910
Shareholder Report [Line Items]
Fund Name	VanEck Moody's Analytics IG Corporate Bond ETF
Class Name	VanEck Moody's Analytics IG Corporate Bond ETF
Trading Symbol	MIG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Moody's Analytics IG Corporate Bond ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Moody's Analytics IG Corporate Bond ETF	$10	0.20%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[10]
AssetsNet	$ 14,686,786
Holdings Count | Holding	334
Advisory Fees Paid, Amount	$ 13,894
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$14,686,786 Number of Portfolio Holdings334 Portfolio Turnover Rate21% Advisory Fees Paid$13,894
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.6%
Other Investments		0.7%
Real Estate		2.2%
Healthcare		3.5%
Energy		4.7%
Industrials		5.7%
Consumer Cyclicals		8.5%
Utilities		9.3%
Technology		18.7%
Consumer Non-Cyclicals		21.9%
Financials		23.2%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

Verizon Communications, Inc., 4.33%, 9/21/2028	0.9%
Berkshire Hathaway Finance Corp., 3.85%, 3/15/2052	0.8%
Societe Generale SA, 3.00%, 1/22/2030	0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.38%, 4/1/2038	0.8%
Verizon Communications, Inc., 1.75%, 1/20/2031	0.7%
BNP Paribas SA, 5.89%, 12/5/2034	0.7%
AT&T, Inc., 3.80%, 12/1/2057	0.7%
Altria Group, Inc., 4.25%, 8/9/2042	0.7%
Citigroup, Inc., 6.02%, 1/24/2036	0.7%
BNP Paribas SA, 5.33%, 6/12/2029	0.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000119796
Shareholder Report [Line Items]
Fund Name	VanEck Short High Yield Muni ETF
Class Name	VanEck Short High Yield Muni ETF
Trading Symbol	SHYD
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Short High Yield Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short High Yield Muni ETF	$17	0.34%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.34%	[11]
AssetsNet	$ 371,944,298
Holdings Count | Holding	493
Advisory Fees Paid, Amount	$ 581,627
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$371,944,298 Number of Portfolio Holdings493 Portfolio Turnover Rate14% Advisory Fees Paid$581,627
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.4%
Other Investments		1.2%
Utilities - Other		1.4%
Toll & Turnpike		1.5%
Water & Sewer		1.5%
Miscellaneous		1.9%
Transportation		1.9%
Leasing COPS & Appropriations		2.9%
Multi-Family Housing		2.9%
State GO		4.8%
Education		5.1%
Health		5.3%
Tax		6.9%
Utilities		7.2%
Airport		7.5%
Hospitals		8.0%
Local GO		8.2%
Power		10.0%
Industrial Development Revenue		20.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Infrastructure & Economic Development Bank, Brightline West Passenger Rail Project, 9.50%, 1/1/2065	1.8%
California Municipal Finance Authority, United Airlines, Inc., International Airport Project, 4.00%, 7/15/2029	1.8%
Patriots Energy Group Financing Agency, Gas Supply, 5.25%, 10/1/2054	1.5%
Puerto Rico Commonwealth, 5.75%, 7/1/2031	1.2%
Puerto Rico Commonwealth, 4.00%, 7/1/2033	1.1%
City and County of Denver, United Airlines, Inc. Project, 5.00%, 10/1/2032	1.1%
Baldwin County Industrial Development Authority, Solid Waste Disposal, 5.00%, 6/1/2055	1.0%
Puerto Rico Commonwealth, 5.62%, 7/1/2029	0.9%
Mission Economic Development Corp., Senior Lien, Natgasoline Project, 4.62%, 10/1/2031	0.8%
New York Transportation Development Corp., American Airlines, Inc. John F. Kennedy International Airport Project, 5.25%, 8/1/2031	0.8%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
C000053009
Shareholder Report [Line Items]
Fund Name	VanEck Short Muni ETF
Class Name	VanEck Short Muni ETF
Trading Symbol	SMB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the VanEck Short Muni ETF (the "Fund") for the period May 1, 2025 to October 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/. You can also request this information by contacting us at 800.826.2333 or info@vaneck.com.
Additional Information Phone Number	800.826.2333
Additional Information Email	info@vaneck.com
Additional Information Website	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
VanEck Short Muni ETF	$4	0.07%Footnote Reference(a)
Footnote	Description
Footnote(a)	Annualized

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.07%	[12]
AssetsNet	$ 292,383,081
Holdings Count | Holding	333
Advisory Fees Paid, Amount	$ 98,728
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets$292,383,081 Number of Portfolio Holdings333 Portfolio Turnover Rate12% Advisory Fees Paid$98,728
Additional Fund Statistics Significance or Limits [Text Block]
Holdings [Text Block]

Portfolio Composition (% of Total Net Assets)

Value	Value	Value
Other assets less liabilities		1.2%
Other Investments		2.3%
Pollution Control		1.0%
Miscellaneous		1.2%
Airport		1.4%
Multi-Family Housing		2.2%
Leasing COPS & Appropriations		3.2%
Refunded		3.2%
Toll & Turnpike		3.4%
Transportation		5.3%
Hospitals		5.4%
Water & Sewer		5.7%
Power		6.3%
Education		6.4%
Utilities		8.5%
Tax		10.2%
Local GO		13.7%
State GO		19.4%

Largest Holdings [Text Block]

Top Ten Holdings (% of Total Net Assets)

California Community Choice Financing Authority, Clean Energy Project, 4.00%, 2/1/2052	1.4%
State of California, Various Purpose, 5.00%, 4/1/2030	1.1%
Commonwealth of Massachusetts, 5.00%, 5/1/2031	1.0%
State of New Jersey, Various Purposes, 2.00%, 6/1/2030	1.0%
New York City Housing Development Corp., Multi-Family Housing, 3.95%, 11/1/2064	0.9%
California Statewide Communities Development Authority, Pollution Control, Southern California Edison Company, 1.75%, 9/1/2029	0.8%
Massachusetts Water Resources Authority, 5.25%, 8/1/2030	0.8%
Black Belt Energy Gas District, Project No. 7, Series C-1, 4.00%, 10/1/2052	0.8%
Massachusetts Water Resources Authority, 5.00%, 8/1/2031	0.8%
Main Street Natural Gas, Inc., 5.00%, 4/1/2054	0.7%

Updated Prospectus Web Address	https://www.vaneck.com/us/en/etf-mutual-fund-finder/etfs/documents/

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